Significant Related Party Transactions - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
V Capital Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of services
Significant related party transactions			RM 2,800,000
V Capital Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd
Significant related party transactions			(165,000)	(1,845,275)
V Invesco Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid to V Invesco Sdn Bhd
Significant related party transactions				(202,574)
V Invesco Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sale of services
Significant related party transactions				1,304,478
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions	RM 282,460	63,185	(204,469)	(966,797)
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Trade nature
Description	Sales of business consultancy fee
Significant related party transactions			(983,597)
Noraini Binti Aripin [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions			(930,890)
Stanley Khoo [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Amount due to Director
Significant related party transactions	RM 1,895,120	$ 423,926